10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Details) - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Details
Trade accounts payable		$ 160,249	$ 100,342
Accrued liabilities		141,840	257,000
Accounts payable and accrued liabilities	[1]	$ 302,089	$ 357,342

[1]	Note 10.